1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Communications - 5.2%
Advertising & Marketing - 5.2%
Interpublic Group of Companies, Inc. (The)	49,350	$ 1,587,590

Consumer Discretionary - 5.0%
Retail - Discretionary - 5.0%
Home Depot, Inc. (The)	4,175	1,537,068

Consumer Staples - 10.5%
Food - 5.6%
Ingredion, Inc.	13,600	1,691,432

Retail - Consumer Staples - 4.9%
Kroger Company (The)	27,460	1,496,570

Financials - 16.1%
Banking - 5.7%
JPMorgan Chase & Company	8,100	1,723,680

Institutional Financial Services - 4.7%
CME Group, Inc.	7,450	1,443,140

Specialty Finance - 5.7%
Fidelity National Financial, Inc.	31,000	1,717,710

Health Care - 13.9%
Biotech & Pharma - 3.7%
Merck & Company, Inc.	9,880	1,117,724

Health Care Facilities & Services - 6.1%
UnitedHealth Group, Inc.	3,225	1,858,116

Medical Equipment & Devices - 4.1%
Stryker Corporation	3,810	1,247,585

Industrials - 16.2%
Aerospace & Defense - 5.7%
Lockheed Martin Corporation	3,195	1,731,434

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Industrials - 16.2% (Continued)
Commercial Support Services - 5.3%
Republic Services, Inc.	8,400	$ 1,632,288

Transportation Equipment - 5.2%
Cummins, Inc.	5,400	1,575,720

Materials - 10.0%
Chemicals - 4.4%
Celanese Corporation	9,450	1,333,867

Containers & Packaging - 5.6%
Packaging Corporation of America	8,500	1,698,895

Technology - 14.2%
Semiconductors - 5.0%
Broadcom, Inc.	9,420	1,513,606

Software - 4.1%
Microsoft Corporation	3,000	1,255,050

Technology Services - 5.1%
Mastercard, Inc. - Class A	3,320	1,539,517

Utilities - 5.7%
Electric Utilities - 5.7%
NextEra Energy, Inc.	22,704	1,734,359

Total Common Stocks (Cost $19,568,768)		$ 29,435,351

MONEY MARKET FUNDS - 3.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.22% (a) (Cost $1,075,194)	1,075,194	$ 1,075,194

Total Investments at Value - 100.3% (Cost $20,643,962)		$ 30,510,545

Liabilities in Excess of Other Assets - (0.3%)		(104,384)

Net Assets - 100.0%		$ 30,406,161

(a) The rate shown is the 7-day effective yield as of July 31, 2024.